EQUIPMENT DEPOSITS - RELATED PARTY	6 Months Ended
Sep. 30, 2013
EQUIPMENT DEPOSITS - RELATED PARTY [Text Block]

NOTE 5 – EQUIPMENT DEPOSITS – RELATED PARTY

On February 27, 2013, we paid a $15,000 deposit on equipment that we are purchasing for approximately $146,000. During the six months ended September 30, 2013, we paid an additional $131,000 for equipment that was completed, and applied the $146,000 of deposits to the purchase price. We also paid an additional $81,900 for more equipment. As of September 30, 2013, the total amount of deposits for equipment is $81,900. The equipment was manufactured by and purchased under an exclusive manufacturing contract from Water Engineering Solutions, LLC, an entity that is controlled and majority owned by Steven P. Nickolas and Richard A. Wright, for the production of our alkaline water.